united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCKS - 96.0%
	AIRLINES - 1.2%
25,500	SkyWest, Inc.	$ 372,555

	APPAREL - 0.8%
2,600	Carter's, Inc.	240,422

	BANKS - 15.1%
40,750	Associated Banc Corp.	757,950
3,100	Boston Private Financial Holdings, Inc.	37,665
74,250	First Commonwealth Financial Corp.	668,250
16,800	FirstMerit Corp.	320,208
56,500	Fulton Financial Corp.	697,210
6,300	Hancock Holding Co.	188,118
8,360	MB Financial, Inc.	261,752
33,380	National Penn Bancshares, Inc.	359,503
33,756	OFG Bancorp.	550,898
34,650	Old National Bancorp.	491,683
2,550	Webster Financial Corp.	94,477
8,250	Wilshire Bancorp, Inc.	82,253
		4,509,967
	CHEMICALS - 4.3%
6,850	Axiall Corp.	321,539
6,000	Chemtura Corp. *	163,740
3,800	Cytec Industries, Inc.	205,352
6,250	Olin Corp.	200,250
6,900	OM Group, Inc.	207,207
4,350	Stepan Co.	181,221
		1,279,309
	COAL - 0.7%
13,151	SunCoke Energy, Inc.	196,476

	COMMERCIAL SERVICES - 3.4%
7,060	FTI Consulting, Inc. *	264,468
30,100	Hackett Group, Inc.	269,094
6,550	Kelly Services, Inc.	114,232
20,250	Resources Connection, Inc.	354,375
		1,002,169
	COMPUTERS - 1.4%
33,400	Computer Task Group, Inc.	244,154
5,850	Convergys Corp.	133,789
1,850	Mentor Graphics Corp.	44,456
		422,399
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
32,895	Calamos Asset Management, Inc.	442,438

	ELECTRIC - 1.9%
5,850	Dynegy, Inc. *	183,866
7,000	El Paso Electric Co.	270,480
3,350	Otter Tail Corp.	107,769
		562,115

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	ENGINEERING & CONSTRUCTION - 0.6%
7,200	Aegion Corp. *	$ 129,960
960	Dycom Industries, Inc. *	46,886
		176,846
	ENVIRONMENTAL CONTROL - 1.6%
4,150	Covanta Holding Corp.	93,085
15,900	Tetra Tech, Inc.	381,918
		475,003
	FOREST PRODUCTS & PAPER - 1.7%
600	Deltic Timber Corp.	39,750
17,000	PH Glatfelter Co.	468,010
		507,760
	GAS - 1.8%
9,350	New Jersey Resources Corp.	290,411
700	Southwest Gas Corp.	40,719
3,950	WGL Holdings, Inc.	222,780
		553,910
	HEALTHCARE PRODUCTS - 3.7%
3,550	Analogic Corp.	322,695
21,139	CryoLife, Inc.	219,211
4,800	Haemonetics Corp. *	215,616
3,850	Hill-Rom Holdings, Inc.	188,650
8,300	Invacare Corp.	161,103
		1,107,275
	HOME FURNISHINGS - 2.0%
57,330	TiVo, Inc. *	608,271

	INSURANCE - 8.8%
23,100	CNO Financial Group, Inc.	397,782
20,685	First American Financial Corp.	738,041
9,700	Kemper Corp.	377,912
14,230	ProAssurance Corp.	653,299
11,250	Validus Holdings Ltd.	473,625
		2,640,659
	INVESTMENT COMPANIES - 1.9%
58,710	MVC Capital, Inc.	556,571

	IRON & STEEL - 0.8%
1,750	Schnitzer Steel Industries, Inc.	27,755
8,400	Worthington Industries, Inc.	223,524
		251,279
	LODGING - 0.7%
10,444	Marcus Corp.	222,353

	MACHINERY - CONSTRUCTION & MINING - 0.9%
5,500	Oshkock Corp.	268,345

	MACHINERY - DIVERSIFIED - 2.4%
7,100	Babcock & Wilcox Co.	227,839
24,000	Briggs & Stratton Corp.	492,960
		720,799

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	MEDIA - 1.1%
3,600	Meredith Corp.	$ 200,772
6,400	Time, Inc.	143,616
		344,388
	METAL FABRICATE/HARDWARE - 0.6%
1,440	Valmont Industries, Inc.	176,947

	MINING - 0.6%
2,300	Kaiser Aluminum Corp.	176,847

	OFFICE FURNISHINGS - 1.3%
19,900	Steelcase, Inc.	376,906

	OIL & GAS - 1.3%
24,000	Comstock Resources, Inc.	85,680
43,620	Energy XXI Bermuda Ltd.	158,777
3,050	Western Refining, Inc.	150,639
		395,096
	OIL & GAS SERVICES - 3.4%
11,750	Bristow Group, Inc.	639,787
3,700	Exterran Holdings, Inc.	124,209
2,500	SEACOR Holdings, Inc.*	174,175
2,900	Western Refining Logistics LP	84,187
		1,022,358
	PHARMACEUTICALS - 0.7%
6,450	Owens & Minor, Inc.	218,268

	REAL ESTATE INVESTMENT TRUSTS - 9.0%
21,500	CBL & Associates Properties, Inc.	425,700
28,800	Chambers Street Properties	226,944
8,650	DuPont Fabros Technology, Inc.	282,682
15,050	Dynex Capital, Inc.	127,474
4,150	EPR Properties	249,124
52,800	Investors Real Estate Trust	396,000
5,950	LaSalle Hotel Properties	231,217
8,400	Medical Properties Trust, Inc.	123,816
9,300	RLJ Lodging Trust	291,183
2,860	Ryman Hospitality Properties, Inc.	174,203
10,696	Sunstone Hotel Investors, Inc.	178,302
		2,706,645
	RETAIL - 6.1%
25,230	Chico's FAS, Inc.	446,319
9,976	Children's Place, Inc.	640,360
8,000	DSW, Inc.	295,040
6,170	Finish Line, Inc.	151,288
3,250	Movado Group, Inc.	92,690
3,890	Ruth's Hospitality Group, Inc.	61,773
5,000	Sonic Automotive, Inc.	124,500
480	Wendy's Co.	5,232
		1,817,202

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
	Shares			Value
		SAVING & LOANS - 2.7%
	5,423	Berkshire Hills Bancorp, Inc.		$ 150,217
	4,650	Flushing Financial Corp.		93,326
	3,400	Northwest Bancshares, Inc.		40,290
	14,202	Provident Financial Holdings, Inc.		227,090
	13,050	Washington Federal, Inc.		284,555
				795,478
		SEMICONDUCTORS - 3.8%
	21,400	Fairchild Semiconductor International, Inc. *		389,052
	25,800	PMC-Sierra, Inc. *		239,424
	34,900	QLogic Corp. *		514,426
				1,142,902
		SOFTWARE - 1.7%
	15,925	Epiq Systems, Inc.		285,535
	6,900	ManTech International Corp.		234,186
				519,721
		TELECOMMUNICATIONS - 5.1%
	22,400	ADTRAN, Inc.		418,208
	3,750	Anixter International, Inc. *		285,488
	12,500	Black Box Corp.		261,625
	30,900	Harmonic, Inc. *		228,969
	1,500	NeuStar, Inc. - Class A *		36,930
	12,300	Telephone & Data Systems, Inc.		306,270
				1,537,490
		TRANSPORTATION - 0.9%
	13,300	Tidewater, Inc.		254,562

		TRUCKING & LEASING - 0.5%
	2,410	Greenbrier Cos, Inc.		139,780

		TOTAL COMMON STOCKS (Cost $28,045,131)		28,741,511

		SHORT-TERM INVESTMENT - 3.3%
		MONEY MARKET FUND - 3.3%
	997,673	Dreyfus Cash Management, Institutional Shares, 0.03%** (Cost $997,673)		$ 997,673

		TOTAL INVESTMENTS - 99.3% (Cost $29,042,804) (a)		$ 29,739,184
		OTHER ASSETS LESS LIABILITIES - 0.7%		216,104
		NET ASSETS - 100.0%		$ 29,955,288

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,042,804 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 2,208,307
			Unrealized Depreciation:	(1,511,927)
			Net Unrealized Appreciation:	$ 696,380
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 5/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 5/29/2015

By

*/s/ Brian Curley

Brian Curley, Treasurer

Date 5/29/2015